Trade accounts receivable - Development of allowance for doubtful accounts (Details)	9 Months Ended
Sep. 30, 2018 EUR (€)
Development of Allowance For Doubtful Accounts
Allowance for doubtful accounts, beginning of period	€ 474,891,000
Change in valuation allowances as recorded in the consolidated statements of income	361,949,000
Allowance for doubtful accounts, end of period	€ 111,631,000